Provisions For Legal Proceedings - Summary Of Nature Of Contingent Liabilities (Parenthetical) (Detail) $ in Millions	6 Months Ended
Jun. 30, 2018 USD ($)
Civil-General [member] | Current Status [member] | Plaintiff related to civil matters three [Member] | Transactions related to civil matters contingent liability four [Member]
Disclosure Of Nature Of Contingent Liabilities [Line Items]
Compensation for early termination of contract	$ 622